Net Income (Loss) Per Common Share (Details 1)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Options to purchase common stock [Member]
Securities excluded from the computation of diluted net income (loss) per share
Securities excluded from computation of earnings per share, amount	1,889,839	229,565
Unvested shares of restricted stock awards [Member]
Securities excluded from the computation of diluted net income (loss) per share
Securities excluded from computation of earnings per share, amount	2,545,773	410,604
Common stock warrants [Member]
Securities excluded from the computation of diluted net income (loss) per share
Securities excluded from computation of earnings per share, amount	2,342,500	2,342,500